Shareholder Report	12 Months Ended	109 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000889508
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000028342
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	APGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/APGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	24.71%	16.10%	15.86%
Advisor Class (with sales charges)	24.71%	16.10%	15.86%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]
C000028338
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class A
Trading Symbol	APGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/APGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	24.40%	15.81%	15.57%
Class A (with sales charges)	19.12%	14.81%	15.07%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]
C000028341
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class C
Trading Symbol	APGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/APGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.56%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	23.49%	14.95%	14.71%
Class C (with sales charges)	22.49%	14.95%	14.71%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]
C000028345
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class I
Trading Symbol	ALLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ALLIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ALLIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	24.68%	16.07%	15.87%
Class I (with sales charges)	24.68%	16.07%	15.87%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]
C000028344
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class K
Trading Symbol	ALCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ALCKX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ALCKX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class K (without sales charges)	24.29%	15.69%	15.47%
Class K (with sales charges)	24.29%	15.69%	15.47%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]
C000028343
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class R
Trading Symbol	ABPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABPRX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ABPRX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.21%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R (without sales charges)	23.90%	15.35%	15.13%
Class R (with sales charges)	23.90%	15.35%	15.13%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]
C000159956
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	APGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/APGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/1/15
Class Z (without sales charges)	24.79%	16.18%	15.58%
Class Z (with sales charges)	24.79%	16.18%	15.58%
S&P 500 Index	22.15%	15.00%	13.50%
Russell 1000 Growth Index	26.94%	18.41%	16.60%

Performance Inception Date		Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 27,359,472,511	$ 27,359,472,511
Holdings Count | Holding	54	54
Advisory Fees Paid, Amount	$ 114,043,490
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Material Fund Change [Text Block]